UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02265

The Value Line Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 9/30/12 is included with this Form.

The Value Line Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2012

Shares		Value
COMMON STOCKS (97.5%)

	CONSUMER DISCRETIONARY (19.6%)
6,000	AutoZone, Inc. *	$2,218,020
7,000	Bed Bath & Beyond, Inc. *	441,000
9,800	BorgWarner, Inc. *	677,278
22,400	Brinker International, Inc.	790,720
11,000	Buckle, Inc. (The) (1)	499,730
7,600	Buffalo Wild Wings, Inc. *	651,624
1,400	Chipotle Mexican Grill, Inc. *	444,556
9,700	Coach, Inc.	543,394
17,500	Darden Restaurants, Inc.	975,625
10,000	Deckers Outdoor Corp. * (1)	366,400
9,000	Dick’s Sporting Goods, Inc.	466,650
5,000	Dollar Tree, Inc. *	241,375
11,000	Domino’s Pizza, Inc.	414,700
3,800	Fossil, Inc. *	321,860
7,300	Genuine Parts Co.	445,519
13,000	Gildan Activewear, Inc.	411,840
5,000	Johnson Controls, Inc.	137,000
43,000	LKQ Corp. *	795,500
15,300	McDonald’s Corp.	1,403,775
6,000	NIKE, Inc. Class B	569,460
2,000	O’Reilly Automotive, Inc. *	167,240
12,000	Panera Bread Co. Class A *	2,050,680
10,400	Penn National Gaming, Inc. *	448,240
3,000	Ralph Lauren Corp.	453,690
9,300	Starbucks Corp.	471,975
44,000	TJX Companies, Inc. (The)	1,970,760
5,000	Ulta Salon, Cosmetics & Fragrance, Inc.	481,525
10,400	Under Armour, Inc. Class A * (1)	580,632
2,500	VF Corp.	398,400
4,000	Wolverine World Wide, Inc.	177,480
4,600	Wynn Resorts Ltd.	531,024
24,800	Yum! Brands, Inc.	1,645,232
		22,192,904
	CONSUMER STAPLES (9.6%)
2,400	Boston Beer Co., Inc. (The) Class A * (1)	268,728
4,900	British American Tobacco PLC ADR	502,936
8,000	Bunge Ltd.	536,400
15,400	Casey’s General Stores, Inc.	879,956
30,000	Church & Dwight Co., Inc.	1,619,700
7,000	Costco Wholesale Corp.	700,875
7,800	Diamond Foods, Inc. (1)	146,796
5,500	Energizer Holdings, Inc.	410,355
31,000	Flowers Foods, Inc.	625,580
17,000	General Mills, Inc.	677,450
8,000	Harris Teeter Supermarkets, Inc.	310,720
4,400	Herbalife Ltd.	208,560
35,000	Hormel Foods Corp.	1,023,400
11,700	Ingredion, Inc.	645,372
18,100	J&J Snack Foods Corp.	1,037,673
7,000	PepsiCo, Inc.	495,390
2,000	Reynolds American, Inc.	86,680
3,300	TreeHouse Foods, Inc. *	173,250
6,000	Whole Foods Market, Inc.	584,400
		10,934,221

Shares		Value
	ENERGY (1.4%)
1,300	Core Laboratories N.V.	$157,924
4,000	Devon Energy Corp.	242,000
14,000	Enbridge, Inc.	546,420
6,700	Noble Energy, Inc.	621,157
		1,567,501
	FINANCIALS (5.4%)
8,000	Affiliated Managers Group, Inc. *	984,000
20,000	AFLAC, Inc.	957,600
9,000	American Tower Corp. REIT	642,510
2,000	Axis Capital Holdings Ltd.	69,840
14,000	Bank of Montreal	826,560
3,000	BlackRock, Inc.	534,900
2,300	Camden Property Trust REIT	148,327
4,600	M&T Bank Corp. (1)	437,736
8,000	Royal Bank of Canada	459,280
13,500	Stifel Financial Corp. *	453,600
10,000	T. Rowe Price Group, Inc.	633,000
		6,147,353
	HEALTH CARE (15.6%)
12,600	Alexion Pharmaceuticals, Inc. *	1,441,440
9,600	Allergan, Inc.	879,168
5,800	C.R. Bard, Inc.	606,970
6,870	Catamaran Corp. *	673,054
12,200	Cerner Corp. *	944,402
15,900	Computer Programs & Systems, Inc.	883,245
4,000	DaVita, Inc. *	414,440
3,000	DENTSPLY International, Inc.	114,420
22,000	Edwards Lifesciences Corp. *	2,362,140
11,700	Endo Health Solutions, Inc. *	371,124
29,340	Express Scripts Holding Co. *	1,838,738
12,700	Henry Schein, Inc. *	1,006,729
6,600	IDEXX Laboratories, Inc. *	655,710
1,000	Intuitive Surgical, Inc. *	495,630
8,400	Mednax, Inc. *	625,380
3,800	Mettler-Toledo International, Inc. *	648,812
9,100	Novo Nordisk A/S ADR	1,436,071
12,500	Owens & Minor, Inc.	373,500
1,600	Techne Corp.	115,104
16,000	Teva Pharmaceutical Industries Ltd. ADR	662,560
8,200	Thermo Fisher Scientific, Inc.	482,406
5,000	Volcano Corp. *	142,850
6,000	Waters Corp. *	499,980
		17,673,873
	INDUSTRIALS (22.0%)
1,200	Acuity Brands, Inc.	75,948
36,750	AMETEK, Inc.	1,302,787
5,800	C.H. Robinson Worldwide, Inc.	339,590
11,100	Canadian National Railway Co.	979,353
800	Canadian Pacific Railway Ltd. (1)	66,312
10,000	Chicago Bridge & Iron Co. N.V.	380,900
15,000	CLARCOR, Inc.	669,450
7,000	Clean Harbors, Inc. *	341,950
20,700	Danaher Corp.	1,141,605
37,000	Donaldson Co., Inc.	1,284,270

1

The Value Line Fund, Inc.

September 30, 2012

Shares		Value
5,000	Eaton Corp. (1)	$236,300
2,400	Esterline Technologies Corp. *	134,736
11,700	Exelis, Inc.	120,978
8,000	Fastenal Co.	343,920
7,000	FedEx Corp.	592,340
9,300	Graco, Inc.	467,604
11,187	HEICO Corp.	432,825
15,000	IDEX Corp.	626,550
9,200	IHS, Inc. Class A *	895,620
5,850	ITT Corp.	117,878
6,800	J.B. Hunt Transport Services, Inc.	353,872
10,000	Kansas City Southern	757,800
15,700	Kirby Corp. *	867,896
7,400	L-3 Communications Holdings, Inc.	530,654
2,300	Middleby Corp. (The) *	265,972
9,200	Parker Hannifin Corp.	768,936
6,200	Precision Castparts Corp.	1,012,708
15,000	Republic Services, Inc.	412,650
79,600	Rollins, Inc.	1,861,844
12,400	Roper Industries, Inc.	1,362,636
12,000	Stericycle, Inc. *	1,086,240
13,600	Toro Co. (The)	541,008
8,800	Union Pacific Corp.	1,044,560
11,400	United Technologies Corp.	892,506
5,600	Valmont Industries, Inc.	736,400
3,000	Verisk Analytics, Inc. Class A *	142,830
4,900	W.W. Grainger, Inc.	1,021,013
25,300	Waste Connections, Inc.	765,325
		24,975,766
	INFORMATION TECHNOLOGY (10.9%)
19,600	Accenture PLC Class A	1,372,588
8,300	Alliance Data Systems Corp. *	1,178,185
7,000	Amphenol Corp. Class A	412,160
4,500	Anixter International, Inc.	258,570
13,500	ANSYS, Inc. *	990,900
14,000	Check Point Software Technologies Ltd. *	674,240
16,000	Cognizant Technology Solutions Corp. Class A *	1,118,720
6,600	Equinix, Inc. *	1,359,930
6,200	Informatica Corp. *	215,822
2,300	MasterCard, Inc. Class A	1,038,404
9,400	MICROS Systems, Inc. *	461,728
8,800	Netgear, Inc. *	335,632
10,800	Open Text Corp. * (1)	595,512
6,000	Salesforce.com, Inc. *	916,140
10,000	TIBCO Software, Inc. *	302,300
6,000	VMware, Inc. Class A *	580,440
8,100	Wright Express Corp. *	564,732
		12,376,003
	MATERIALS (10.1%)
20,000	Ball Corp.	846,200
4,200	CF Industries Holdings, Inc.	933,408
31,000	Crown Holdings, Inc. *	1,139,250
10,000	Cytec Industries, Inc.	655,200
6,000	Ecolab, Inc.	388,860
23,400	FMC Corp.	1,295,892
5,900	NewMarket Corp.	1,454,232

Shares		Value
10,000	Packaging Corp. of America	$363,000
11,300	Praxair, Inc.	1,173,844
12,000	Scotts Miracle-Gro Co. (The) Class A (1)	521,640
11,400	Sigma-Aldrich Corp.	820,458
25,900	Silgan Holdings, Inc.	1,126,909
12,400	Valspar Corp. (The)	695,640
		11,414,533
	TELECOMMUNICATION SERVICES (0.7%)
13,000	Crown Castle International Corp. *	833,300
	UTILITIES (2.2%)
10,000	ITC Holdings Corp.	755,800
15,000	ONEOK, Inc.	724,650
23,000	Questar Corp.	467,590
15,300	Wisconsin Energy Corp.	576,351
		2,524,391
	TOTAL COMMON STOCKS
	(Cost $75,301,866) (97.5%)	110,639,845

Principal Amount		Value
SHORT-TERM INVESTMENTS (2.9%)
	REPURCHASE AGREEMENTS (2.9%)
$3,300,000	With Morgan Stanley, 0.19%, dated 09/28/12, due 10/01/12, delivery value $3,300,052 (collateralized by $3,230,000 U.S. Treasury Notes 2.3750% due 09/30/14, with a value of $3,367,990)	3,300,000

2

The Value Line Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (2.9%)
	REPURCHASE AGREEMENTS (2.9%)
$1,092,796	Joint Repurchase Agreement with Morgan Stanley, 0.20%, dated 09/28/12, due 10/01/12, delivery value $1,092,814 (collateralized by $1,114,656 U.S. Treasury Inflation Indexed Bonds 2.375% due 01/15/25, with a value of $1,110,704)	$1,092,796
1,092,796	Joint Repurchase Agreement with Barclays, 0.20%, dated 09/28/12, due 10/01/12, delivery value $1,092,814 (collateralized by $1,114,654 U.S. Treasury Inflation Indexed Notes 1.875% due 07/15/13, with a value of $1,110,531)	1,092,796
1,092,797	Joint Repurchase Agreement with Credit Suisse First Boston, 0.23%, dated 09/28/12, due 10/01/12, delivery value $1,092,817 (collateralized by $1,114,861 U.S. Treasury Note 1.375% due 11/30/15, with a value of $1,110,011)	1,092,797
	TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $3,278,389) (2.9%)	3,278,389
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,578,389) (5.8%)	6,578,389
	TOTAL INVESTMENT SECURITIES (103.3%) (Cost $81,880,255)	117,218,234

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-3.3%)		(3,758,227)
NET ASSETS (2) (100%)		$113,460,007
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($113,460,007 ÷ 11,105,532 shares outstanding)		$10.22

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2012, the market value (including accrued interest) of the securities on loan was $3,274,005.
(2)
For federal income tax purposes, the aggregate cost was $81,880,255, aggregate gross unrealized appreciation was $36,082,115, aggregate gross unrealized depreciation was $744,136 and the net unrealized appreciation was $35,337,979.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$110,639,845	$0	$0	$110,639,845
Short-Term Investments	0	6,578,389	0	6,578,389
Total Investments in Securities	$110,639,845	$6,578,389	$0	$117,218,234

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended September 30, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 16, 2012